Significant accounting policies - Intangible Assets (Details) (Capitalized computer software and development costs, Maximum)	12 Months Ended
Dec. 31, 2014
Capitalized computer software and development costs | Maximum
Finite-Lived Intangible Assets [Line Items]
Intangible assets, useful life	4 years